Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-40739
Entity Registrant Name	DERMATA THERAPEUTICS, INC.
Entity Central Index Key	0001853816
Entity Tax Identification Number	86-3218736
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3525 Del Mar Heights Rd.
Entity Address, Address Line Two	#322
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	800-2543
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true